INCOME TAX - Income (loss) before provision for income taxes (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
INCOME TAX
Outside China areas	¥ (6,118,811)	$ (838,274)	¥ (14,621,317)
China	(14,609,179)	(2,001,448)	(8,390,493)
Loss before income tax	¥ (20,727,990)	$ (2,839,722)	¥ (23,011,810)